INCOME TAX - Schedule of Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current		$ 187,225
Deferred	$ (926,728)	(741,805)
State
Deferred	(191,524)	(153,306)
Change in valuation allowance	$ 1,118,252	895,111
Income tax provision		$ 187,225